Consolidated Statements of Operations - USD ($)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Net sales	$ 73,568,738	$ 82,977,732	$ 75,266,038
Cost of goods sold	51,772,851	54,505,370	49,353,746
Gross profit	21,795,887	28,472,362	25,912,292
Selling, general and administrative expenses	24,042,554	26,989,262	24,996,440
Royalty expense, net	124,271	110,193	78,998
Amortization of intangible assets	10,860	40,612	69,733
Income (loss) from operations	(2,381,798)	1,332,295	767,121
Other expense, net:
Interest expense	(439,921)	(413,731)	(466,601)
Other, net	6,656	(27,984)	(25,210)
Other expense, net	(433,265)	(441,715)	(491,811)
Income (loss) before income taxes	(2,815,063)	890,580	275,310
Income tax expense	1,482,382	267,673	347,788
Net income (loss)	(4,297,445)	622,907	(72,478)
Net loss attributable to noncontrolling interest	(41,780)	(61,320)	(29,641)
Net income (loss) attributable to Optical Cable Corporation	$ (4,255,665)	$ 684,227	$ (42,837)
Net income (loss) attributable to Optical Cable Corporation per share - basic and diluted (in dollars per share)	$ (0.69)	$ 0.10	$ (0.01)
Dividends declared per share (in dollars per share)	$ 0.08	$ 0.08	$ 0.08